BORROWINGS - Interest on Debt (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest on Debt
Interest expense	$ 20	$ 21	$ 15	$ 14	$ 64	$ 63	$ 76
Interest expense		$ 21		$ 14	$ 64	$ 63	$ 76